Fair Value Measurements - Change in the Fair Value of the Warrant Liabilities (Details) - USD ($)	1 Months Ended	3 Months Ended				9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Derivative liabilities at beginning				$ 40,532,280		$ 40,532,280
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Issuances					$ 33,919,120
Derivative liabilities at ending	$ 40,532,280	$ 29,283,330			40,532,280	29,283,330
Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Derivative liabilities at beginning		598,630	$ 757,830	40,532,280		40,532,280
Transfers from Level 3				(32,839,330)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Issuances	29,873,200
Change in fair value	10,659,080	2,201,370	(159,200)	(6,935,120)
Derivative liabilities at ending	$ 40,532,280	$ 2,800,000	$ 598,630	$ 757,830	$ 40,532,280	$ 2,800,000